Stock Option Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of stock options

Stock option activity for employees and non-employees under the Plan for the nine months ended September 30, 2021 was as follows:

		Weighted Average	Weighted Average
	Options	Fair Value	Exercise Price

Balance, December 31, 2020	8,815,992	$0.62	$0.60
Granted	1,897,916	$2.43	$1.78
Forfeited	(651,527)	$1.09	$1.04
Balance, September 30, 2021	10,062,381	$0.93	$0.79
Unvested at September 30, 2021	2,166,097	$1.94	$1.51
Vested and exercisable at September 30, 2021	7,896,284	$0.54	$0.52

Stock option activity for employees and non-employees under the Plan for the years ended December 31, 2020 and 2019 was as follows:

		Weighted Average	Weighted Average
	Options	Fair Value	Exercise Price

Balance, December 31, 2018	6,516,250	$0.35	$0.38
Granted	232,000	$1.01	$1.04
Balance, December 31, 2019	6,748,250	$0.38	$0.41
Granted	2,067,742	$1.60	$1.25
Balance, December 31, 2020	8,815,992	$0.62	$0.60
Unvested at December 31, 2020	1,933,417	$1.44	$1.20
Vested and exercisable at December 31, 2020	6,882,575	$0.39	$0.44

Schedule of share based compensation expense

Stock-based compensation expense for the nine months ended September 30, 2021 and 2020 was as follows:

	Nine Months Ended September 30, 2021	Nine Months Ended September 30, 2020

Research and development	$726,245	$491,092
General and administrative	936,965	549,684

Total	$1,663,210	$1,040,776